Organization (Details) (USD $)	1 Months Ended	12 Months Ended					0 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2013 Tysons Corner [Member] item	Dec. 31, 2013 Richmond [Member] item	Dec. 31, 2013 Suffolk [Member] item	Jul. 29, 2011 Paragon Transaction [Member]	Jul. 29, 2011 VBB Acquisition [Member]	Sep. 21, 2011 Series A Senior Noncumulative Perpetual Preferred Stock [Member]
Organization [Line Items]
Number of branches			6	1	2	3
Issuance of common stock, shares	4,600,000
Price per share, issuance and sale of common stock	$ 4.25
Proceeds from the issuance of common stock	$ 17,700,000	$ 190,000
Loans							58,300,000	70,900,000
Deposits							76,600,000	77,500,000
Cash payment received by Bank							17,300,000
Liabilities premium percentage used to calculate consideration payment, percent							3.92%
Assets discount percentage used to calculate consideration payment, percent							3.77%
Assets acquired								92,900,000
Liabilities assumed								86,900,000
Discount on net assets								23,800,000
Cash Received from FDIC								17,800,000
Business acquisition, net assets acquired								5,900,000
Preferred stock sold, shares		8,381	8,381						8,381
Preferred stock value		$ 8,381,000	$ 8,381,000						$ 8,400,000